February 28, 2008

VIA EDGAR

Securities and Exchange Commission

Washington, D.C. 20549

Re:	Bank of America Corporation: Annual Report on Form 10-K for the Fiscal Year Ended December 31, 2007 (Commission File Number 1-6523)

Ladies and Gentlemen:

On behalf of Bank of America Corporation (“the Corporation”), I am transmitting via EDGAR the Corporation’s Annual Report on Form 10-K for the fiscal year ended December 31, 2007 (the “Form 10-K”). The financial statements incorporated in the Form 10-K reflect the impact of the adoption of SFAS No. 157, “Fair Value Measurements”; SFAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities”; FASB Staff Position No. FAS 13-2, “Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction”; and FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109”, all effective as of January 1, 2007. The financial statements do not reflect a change from the preceding year in any other accounting principles or practices, or in the method of applying any such principles or practices.

Should you have any questions on this filing, please do not hesitate to call the undersigned at 704.386.4238.

Very truly yours,

/s/ Teresa M. Brenner

Teresa M. Brenner

Associate General Counsel